Consolidated Statements of Cash Flows - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities
Profit before tax	€ 817,103	€ 725,842	€ 695,722
Adjustments for:	569,960	454,378	556,792
Amortization and depreciation	302,455	228,609	215,490
Other adjustments:	267,505	225,769	341,302
(Profit) / losses on equity accounted investments	30,566	11,038	19,888
Impairment of assets and net provision charges	(19,518)	(23,657)	66,047
(Profit) / losses on disposal of fixed assets	1,399	(6,700)	1,551
Government grants taken to income	(1,388)	(1,166)	(286)
Finance cost / (income)	255,841	232,962	263,657
Other adjustments	605	13,292	(9,555)
Change in operating assets and liabilities	(481,537)	(112,639)	(65,800)
Change in inventories	(323,748)	(231,670)	(165,508)
Change in trade and other receivables	(99,374)	(13,141)	80,112
Change in current financial assets and other current assets	(13,871)	(3,092)	(2,691)
Change in current trade and other payables	(44,544)	135,264	22,287
Other cash flows used in operating activities	(336,593)	(330,153)	(344,968)
Interest paid	(236,179)	(225,146)	(207,079)
Interest recovered	9,487	6,862	9,492
Income tax (paid) / received	(107,797)	(111,585)	(147,015)
Other recovered (paid)	(2,104)	(284)	(366)
Net cash from operating activities	568,933	737,428	841,746
Cash flows from investing activities
Payments for investments	(551,497)	(852,536)	(2,209,667)
Group companies, associates and business units (notes 3, 2 (b) and 11)	(119,745)	(524,081)	(1,857,210)
Property, plant and equipment and intangibles	(412,305)	(307,722)	(322,973)
Property, plant and equipment	(310,383)	(231,983)	(251,507)
Intangible assets	(101,922)	(75,739)	(71,466)
Other financial assets	(19,447)	(20,733)	(29,484)
Proceeds from sale of investments	2,708	70,669	23,787
Property, plant and equipment	2,708	550	762
Other financial assets		70,119	23,025
Net cash used in investing activities	(548,789)	(781,867)	(2,185,880)
Cash flows from financing activities
Proceeds from and payments for financial liability instruments	(7,515)	37,418	1,808,771
Issue	120,079	179,350	1,912,615
Redemption and repayment	(127,594)	(141,932)	(103,844)
Dividends and interest on other equity instruments	(234,271)	(275,783)	(218,260)
Dividends paid	(238,740)	(278,841)	(218,260)
Dividends received	4,469	3,058
Other cash flows from / (used in) financing activities	(90,552)	4,661	(156,446)
Financing costs included on the amortised costs of the debt	(84,346)		(142,288)
Other amounts from / (used in) financing activities	(6,206)	4,661	(14,158)
Transaction with minority interests with no loss of control (note 3)	(18)	386,207
Net cash from/(used in) financing activities	(332,356)	152,503	1,434,065
Effect of exchange rate fluctuations on cash	20,402	39,207	(98,419)
Net increase in cash and cash equivalents	(291,810)	147,271	(8,488)
Cash and cash equivalents at beginning of the year	1,033,792	886,521	895,009
Cash and cash equivalents at year end	€ 741,982	€ 1,033,792	€ 886,521